Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

14.Cash and cash equivalents

As of December 31, 2018 and 2017, cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	December 31,
	2017	2018
Correspondent accounts with CBR	6,522	5,587
Сash with banks and on hand	4,063	13,119
Short-term CBR deposits	6,500	21,000
Other short-term bank deposits	1,322	1,267
Less: Allowance for ECL/impairment losses	(1)	(7)
Total cash and cash equivalents	18,406	40,966

The amounts in the table show the maximum exposure to credit risk regarding cash and cash equivalents. The Group has no internal grading system of cash and cash equivalents for credit risk rating grades analysis.

Since 2017 the Company has the bank guarantee and secured it by a cash deposit of U.S.$ 2.5 mln until July 31, 2019.